Significant Accounting Policies (Details)	Dec. 31, 2017 $ / shares	Dec. 31, 2017 ₪ / shares	Dec. 31, 2016 $ / shares	Dec. 31, 2016 ₪ / shares
Significant Accounting Policies [Abstract]
Currencies | (per share)	$ 1	₪ 3.467	$ 1	₪ 3.845
Currencies percentage	(9.80%)	(9.80%)	(1.50%)	(1.50%)